UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4244

                             SOUND SHORE FUND, INC.
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                          T. Gibbs Kane, Jr., President
                               8 Sound Shore Drive
                               Greenwich, CT 06836
                                  203-629-1980

                      Date of fiscal year end: December 31

           Date of reporting period: January 31, 2005 - March 31, 2005

Item 1.  Schedule of Investments

                                                SHARE
                                                AMOUNT    MARKET VALUE
                                               --------- --------------
        COMMON STOCK (95.1%)
        ---------------------------------------------------------------
        AUTO (2.7%)
        Dana Corp.                             1,278,000 $   16,345,620
        Honda Motor Co., Ltd. ADR              1,293,600     32,391,744
                                                         --------------
                                                             48,737,364
                                                         --------------
        BANKS (4.5%)
        Comerica, Inc.                           673,500     37,096,380
        U.S. Bancorp                           1,520,000     43,806,400
                                                         --------------
                                                             80,902,780
                                                         --------------
        ENERGY (9.1%)
        Devon Energy Corp.                       763,000     36,433,250
        El Paso Corp.                          4,378,000     46,319,240
        Royal Dutch Petroleum Co. ADR            710,000     42,628,400
        Williams Cos., Inc.                    1,997,500     37,572,975
                                                         --------------
                                                            162,953,865
                                                         --------------
        HEALTH CARE (15.2%)
        Aetna, Inc.                              595,000     44,595,250
        Baxter International, Inc.             1,654,000     56,202,920
        Cigna Corp.                              717,000     64,028,100
        Laboratory Corp. of America Holdings + 1,162,500     56,032,500
        Thermo Electron Corp. +                2,010,000     50,832,900
                                                         --------------
                                                            271,691,670
                                                         --------------
        INDUSTRIALS (12.0%)
        CSX Corp.                              1,065,000     44,357,250
        Southwest Airlines Co.                 1,507,500     21,466,800
        SPX Corp.                                693,000     29,993,040
        Tyco International Ltd.                1,823,000     61,617,400
        Waste Management, Inc.                 1,974,500     56,964,325
                                                         --------------
                                                            214,398,815
                                                         --------------

          INSURANCE (15.3%)
          AMBAC Financial Group, Inc.           703,000 $   52,549,250
          Berkshire Hathaway, Inc., Class A +       775     67,425,000
          Chubb Corp.                           672,000     53,269,440
          Genworth Financial, Inc.            1,817,500     50,017,600
          UnumProvident Corp.                 2,969,500     50,540,890
                                                        --------------
                                                           273,802,180
                                                        --------------

          MATERIALS (3.6%)
          Georgia-Pacific Corp.               1,816,000     64,449,840
                                                        --------------
          MEDIA (13.5%)
          DIRECTV Group, Inc. +               3,768,500     54,341,770
          Interpublic Group of Cos., Inc. +   4,406,000     54,105,680
          Liberty Media Corp., Class A +      5,979,000     62,002,230
          Time Warner, Inc. +                 4,098,500     71,928,675
                                                        --------------
                                                           242,378,355
                                                        --------------
          MORTGAGE (1.6%)
          Federal Home Loan Mortgage Corp.      460,000     29,072,000
                                                        --------------
          PHARMACEUTICALS (5.8%)
          Chiron Corp. +                      1,468,000     51,468,080
          Watson Pharmaceuticals, Inc. +      1,735,500     53,331,915
                                                        --------------
                                                           104,799,995
                                                        --------------
          RESTAURANTS (2.3%)
          McDonald's Corp.                    1,338,000     41,665,320
                                                        --------------
          TECHNOLOGY (7.3%)
          Agilent Technologies, Inc. +        2,092,000     46,442,400
          Hewlett Packard Co.                 2,240,000     49,145,600
          Texas Instruments, Inc.             1,417,500     36,132,075
                                                        --------------
                                                           131,720,075
                                                        --------------

TELECOMMUNICATIONS (2.2%)
CenturyTel, Inc.                              1,194,000 $   39,210,960
                                                        --------------
TOTAL COMMON STOCK (COST $1,446,609,535)                $1,705,783,219
                                                        --------------
MONEY MARKET FUNDS (5.1%)
--------------------------------------------------------------------------------
Citi/SM/ Institutional Cash Reserves, Class O          1,865,260 $    1,865,260
Citi/SM/ Institutional Liquid Reserves, Class A       89,783,606     89,783,606
                                                                 --------------
TOTAL MONEY MARKET FUNDS (COST $91,648,866)                      $   91,648,866
                                                                 --------------
TOTAL INVESTMENTS (100.2%) (COST $1,538,258,401)                 $1,797,432,085
OTHER ASSETS LESS LIABILITIES (-0.2%)                                (4,364,893)
                                                                 --------------
NET ASSETS (100.0%) (50,323,555 SHARES OUTSTANDING)              $1,793,067,192
                                                                 ==============
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)        $        35.63
                                                                 ==============
+ Non-income producing security.
ADR -- American Depository Receipt.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation $275,821,828
Gross Unrealized Depreciation  (16,648,144)
                              ------------
Net Unrealized Appreciation   $259,173,684
                              ============

Item 2.  Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


SOUND SHORE FUND, INC.

By:      /s/ T. Gibbs Kane, Jr.
         __________________________
         T. Gibbs Kane, Jr., President

Date:    May 20, 2005
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ T. Gibbs Kane, Jr.
         __________________________
         T. Gibbs Kane, Jr., President

Date:    May 20, 2005
         __________________________

By:      /s/ Stacey E. Hong
         __________________________
         Stacey E. Hong, Treasurer

Date:    May 17, 2005
         __________________________